Transactions with Related Parties (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 17, 2023
Transactions with Related Parties (Details) [Line Items]
Loaned to entity	$ 25,000
Interest rate of loan bore				0.00%		0.00%
Advances for general and administrative costs						$ 14,651
Leo W. Kerrigan [Member]
Transactions with Related Parties (Details) [Line Items]
Fees with related party consultants						40,000	$ 110,000
Related Party [Member]
Transactions with Related Parties (Details) [Line Items]
Fees with related party consultants						32,500
CEO Steven Looper [Member]
Transactions with Related Parties (Details) [Line Items]
Fees with related party consultants							5,000
Integrated Cryogenic Solutions, LLC [Member]
Transactions with Related Parties (Details) [Line Items]
Fees with related party consultants						95,000	0
Related Party [Member]
Transactions with Related Parties (Details) [Line Items]
Fees with related party consultants		$ 15,000	$ 2,500	$ 30,000	$ 17,500		22,500
Balance of related party note receivable		$ 25,000		$ 25,000		25,000	25,000
Advances from related parties outstanding						$ 0	$ 0
Jim Culver [Member]
Transactions with Related Parties (Details) [Line Items]
Percentage of common stock owns	10.00%	10.00%		10.00%
Fees with related party consultants		$ 0	$ 0	$ 0	$ 20,000
Leo W. Kerrigan [Member]
Transactions with Related Parties (Details) [Line Items]
Percentage of common stock owns						10.00%
Reverse Asset Acquisition [Member]
Transactions with Related Parties (Details) [Line Items]
Balance of forgiven amount								$ 14,651